Convertible Bonds - Additional Information (Details) - Convertible Bonds - 2016 Notes - Shanghai Wanwuxinsheng Environmental Protection Technology Group Co., Ltd. (Previously Shanghai Yueyee Network Information Technology Co., Ltd) (“Shanghai Yueyee” or “Shanghai Wanwuxinsheng”)
12 Months Ended
	Nov. 28, 2016 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Nov. 28, 2016 $ / shares
Debt Instrument [Line Items]
Aggregate principal amount	¥ 200,000,000
Maturity date	Jun. 30, 2018
Debt conversion, amount of debt converted			¥ 40,000,000
Beneficial conversion feature	¥ 0
Series C-3 Convertible Redeemable Preferred Shares
Debt Instrument [Line Items]
Conversion price | $ / shares				$ 2.6532
Debt conversion, shares issued on conversion | shares			2,255,380
Series C Convertible Redeemable Preferred Shares
Debt Instrument [Line Items]
Debt conversion, amount of debt converted		¥ 160,000,000